SECURITIES AVAILABLE FOR SALE - Principal Balances of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 254,829	$ 210,535
Gross unrealized gains	2,804	3,659
Gross unrealized losses	4,937	4
Estimated fair value	252,696	214,190
FRB advance commitments [Member] | Securities Pledged as Collateral [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,000	3,037
Gross unrealized gains	18	95
Gross unrealized losses
Estimated fair value	$ 3,018	$ 3,132